Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase	4,691,700	9,712,800	6,940,000	9,712,800